Shareholders' Equity - Treasury Stock Purchases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($) shares
Treasury Stock Purchases
Maximum Shares Authorized for Purchase	18,458,931
Shares Acquired	2,183,503
Purchase Price | $	$ 53,160
June Program
Treasury Stock Purchases
Maximum Shares Authorized for Purchase	1,782,426
Shares Acquired	1,782,426
Purchase Price | $	$ 43,380
October Program
Treasury Stock Purchases
Maximum Shares Authorized for Purchase	16,676,505
Shares Acquired	401,077
Purchase Price | $	$ 9,780